UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22895

Capitol Series Trust
(Exact name of registrant as specified in charter)

Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246
(Address of principal executive offices) (Zip code)

Zachary P. Richmond
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246
(Name and address of agent for service)

Registrant’s telephone number, including area code:	513-587-3400

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Fairlead Tactical Sector ETF

(TACK) NYSE Arca, Inc.

Semi-Annual Shareholder Report - July 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Fairlead Tactical Sector ETF (the “Fund”) for the period of February 1, 2026 to July 31, 2026.  You can find additional information about the Fund at https://funddocs.filepoint.com/fairlead/. You can also request this information by contacting us at 877-865-9549. This report describes changes to the Fund that occurred after the reporting period as described below in Material Fund Changes.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fairlead Tactical Sector ETF	$30	0.59%

How did the Fund perform during the reporting period?

TACK is a model-driven ETF that uses technical analysis to identify long-term trends and major reversals. Its goal is to capitalize on sector rotation while using asset allocation to navigate equity market downdrafts.

Signals from technical indicators are combined with a quantitative momentum overlay to finalize the portfolio. The model evaluates 11 S&P 500® sector ETFs and three ETFs representing “risk-off” assets that tend to outperform during equity bear market cycles, including short-term U.S. Treasuries, long-term U.S. Treasuries, and gold.

From February 1 through July 31, 2026, TACK returned 4.30%, versus 9.23% for its primary benchmark, the Russell 1000 Equal Weight Index, which benefited from strong mid-cap performance. Sector leadership shifted during the period, creating opportunities for active rotation.

TACK began the period primarily invested in equities. In April, deteriorating long-term momentum prompted the model to reduce equity exposure to 75% and allocate 25% to gold and Treasury ETFs. Improving technical conditions led TACK to return to full equity exposure by May, where it remained through July. The portfolio maintained diversified, equal-weight exposure to sectors exhibiting the strongest long-term momentum.

Principal risks include market, equity securities, and sector focus risk. TACK seeks to capture upside in established bull markets while offering downside protection during equity market corrections.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Fairlead Tactical Sector ETF
Russell 1000 Equal Weight Index
$15,000
$10,000
$5,000
$0
$13,937
$13,431
Mar-2022
Jul-2022
Jul-2023
Jul-2024
Jul-2025
Jul-2026

Table Summary
	Fairlead Tactical Sector ETF	Russell 1000 Equal Weight Index
Mar-2022	$10,000	$10,000
Jul-2022	$9,675	$9,235
Jul-2023	$9,794	$9,679
Jul-2024	$10,968	$10,597
Jul-2025	$11,876	$11,502
Jul-2026	$13,431	$13,937

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (March 22, 2022)
Fairlead Tactical Sector ETF - NAV	13.09%	7.00%
Russell 1000 Equal Weight Index	21.18%	7.91%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 877-865-9549 or visit https://www.fairleadfunds.com/tack for updated performance information.

What did the Fund invest in?

Fund Statistics

Table Summary
Net Assets	$297,688,908
Number of Portfolio Holdings	8
Advisory Fee	$815,583
Portfolio Turnover	56%

Composition of Net Assets (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.4%
Exchange-Traded Funds	99.6%

Material Fund Changes

This is a summary of certain changes to the Fund since May 31, 2026. For more complete information, you may review the sticker to the Fund’s prospectus, which is available upon request at 877-865-9549 or on the Fund’s website at https://funddocs.filepoint.com/fairlead/.

At a meeting held on June 17, 2026, the Board of the Trust approved an Agreement and Plan of Reorganization (the “Reorganization”) of the Fund into the Amplify Fairlead Tactical Sector ETF, a newly created series of Amplify ETF Trust (the “Acquiring Fund”), whereby the Acquiring Fund will acquire the assets and assume the liabilities of the Fund. Amplify Investments LLC will serve as the adviser of the Acquiring Fund following the Reorganization. Fairlead Strategies, LLC, (“Fairlead Strategies”) the Fund’s investment subadviser, will serve as the subadviser of the Acquiring Fund following the Reorganization. Katie Stockton, CMT®, the portfolio manager of the Fund, will serve as a portfolio manager of the Acquiring Fund and will be primarily responsible for the day-to-day portfolio management of the Acquiring Fund following the Reorganization. The Acquiring Fund will have the same investment objective and substantially similar principal investment strategies and principal risks as the Fund. The management fee and expense ratio of the Acquiring Fund are expected to be lower than those of the Fund.

The Reorganization will occur by transferring all of the assets and liabilities of the Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund. As a result, shareholders of the Fund will become shareholders of the Acquiring Fund and will receive shares of the Acquiring Fund with a value equal to the aggregate net asset value of their shares of the Fund held immediately prior to the Reorganization. The Reorganization is expected to be a tax-free transaction for federal income tax purposes. The Board of the Trust has determined that the Reorganization is in the best interests of the Fund and its shareholders, and that the interests of the Fund’s shareholders will not be diluted as a result of the Reorganization.

The Reorganization is expected to occur in December 2026. Until the Reorganization is complete, Cary Street Partners Asset Management LLC will continue to manage the Fund and Fairlead Strategies will serve as subadviser to the Fund in the ordinary course of business and shares of the Fund will continue to trade on the NYSE Arca, Inc.

Fairlead Tactical Sector ETF (TACK)

Semi-Annual Shareholder Report - July 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://funddocs.filepoint.com/fairlead/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 073126-TACK

Reynders, McVeigh Core Equity Fund

Institutional Shares (ESGEX)

Semi-Annual Shareholder Report - July 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Reynders, McVeigh Core Equity Fund (the “Fund”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Fund at https://funddocs.filepoint.com/reyndersmcveigh/. You can also request this information by contacting us at 1-800-950-6868.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$48	0.95%

Fund Statistics

  Net Assets$106,819,765
  Number of Portfolio Holdings45
  Advisory Fee (net of waivers)$310,801
  Portfolio Turnover16%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.6%
Materials	5.3%
Financials	5.4%
Communications	5.8%
Consumer Staples	6.4%
Consumer Discretionary	8.8%
Health Care	10.4%
Industrials	23.5%
Technology	32.8%

Country Weighting (% of net assets)

United States
77.7%
France
10.9%
United Kingdom
4.6%
Cayman Islands
2.4%
Germany
1.6%
Denmark
1.6%
Norway
1.2%

Table Summary
Value	Value
Norway	1.2%
Denmark	1.6%
Germany	1.6%
Cayman Islands	2.4%
United Kingdom	4.6%
France	10.9%
United States	77.7%

Material Fund Changes

No material changes occurred during the period ended July 31, 2026.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/reyndersmcveigh/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Reynders, McVeigh Core Equity Fund - Institutional Shares (ESGEX)

Semi-Annual Shareholder Report - July 31, 2026

TSR-SAR 073126-ESGEX

The Nightview Fund

(NITE) NYSE Arca, Inc.

Semi-Annual Shareholder Report - July 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about The Nightview Fund (the “Fund”) for the period of February 1, 2026 to July 31, 2026.  You can find additional information about the Fund at https://www.nightviewfund.com/. You can also request this information by contacting us at (866) 666-7156 .

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Nightview Fund	$62	1.25%

How did the Fund perform during the reporting period?

The Fund underperformed the market during the six months ended July 31, 2026, with a return of -1.54%. This was driven by a variety of factors including a broader secular rotation away from higher growth technology stocks, specifically those allied with the AI trade. The S&P 500® Index had a return of 8.56% during the same period.

On a macro level the instability in global energy prices elevated concerns of rising inflation. As the Fund’s portfolio is both relatively concentrated and longer duration in nature there is a greater sensitivity to higher interest rates.

The Fund’s largest position, Tesla, Inc., underperformed the market as there remained continued questions as to the future cash flows of capital projects. Many of which have taken longer than originally anticipated. And as much of the market cap of the company is in future cash flows there is inherent higher volatility in the position.

The financial basket of the portfolio also contributed positively to performance.

We also introduced new positions during the period intended to run counter to the market belief that SaaS, as a business model, is in permanent decline. We remain highly optimistic that this trade will pay dividends over the next couple of years.

Overall, after an extended positive run in the Fund’s more AI focused equities the market experienced what was, in our estimation, a healthy pullback. We continue to believe there is much growth in the market for the next several years as the true winners and losers of this technological shift emerge.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Table Summary
	The Nightview Fund	S&P 500® Index
Mar-2018	$10,000	$10,000
Jul-2018	$10,724	$10,595
Jul-2019	$9,959	$11,441
Jul-2020	$26,950	$12,809
Jul-2021	$39,709	$17,478
Jul-2022	$36,746	$16,667
Jul-2023	$31,770	$18,836
Jul-2024	$31,300	$23,008
Jul-2025	$39,951	$26,766
Jul-2026	$45,311	$32,002

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (March 1, 2018)
The Nightview Fund - NAV	13.42%	2.67%	19.66%
S&P 500® Index	19.56%	12.86%	14.82%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (866) 666-7156 .

The performance results shown above in the line chart and the average annual total returns table are for periods prior to June 21, 2024 (inception of the Fund) and represent the performance of The Nightview Capital Fund, LP - Series B (formerly known as The Worm Capital Fund, LP - Series B) (the “Predecessor Fund” which converted into NITE and is attributable to NITE moving forward. The Fund’s performance has not been restated to reflect any differences in expenses paid by the Predecessor Fund and those paid by the Fund. Call (866) 666-7156 or visit

https://www.nightviewfund.com/#performance for updated performance information.

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
33.3%
Consumer Discretionary
32.6%
Financials
18.5%
Communications
6.1%
Industrials
5.2%
Utilities
3.8%
Other Assets in Excess of Liabilities
0.5%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.5%
Utilities	3.8%
Industrials	5.2%
Communications	6.1%
Financials	18.5%
Consumer Discretionary	32.6%
Technology	33.3%

Fund Statistics

  Net Assets$31,035,517
  Number of Portfolio Holdings20
  Advisory Fee $191,890
  Portfolio Turnover79%

Material Fund Changes

No material changes occurred during the period ended July 31, 2026.

The Nightview Fund

Semi-Annual Shareholder Report - July 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.nightviewfund.com/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 073126-NITE

(b)	Not applicable.

Item 2. Code of Ethics.

Not Applicable – disclosed with annual report

Item 3. Audit Committee Financial Expert.

Not Applicable – disclosed with annual report

Item 4. Principal Accountant Fees and Services.

Not Applicable – disclosed with annual report

Item 5. Audit Committee of Listed Registrants.

Not Applicable – disclosed with annual report

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)       Long Form Financial Statements

REYNDERS, MCVEIGH
CORE EQUITY FUND
Institutional Shares - ESGEX

Semi-Annual Financial Statements

and Additional Information

July 31, 2026

Reynders, McVeigh Capital Management, LLC
10 Post Office Square, Suite N1010
Boston, MA 02109
1-800-950-6868

Reynders, McVeigh Core Equity Fund
Schedule of Investments
July 31, 2026 (Unaudited)

COMMON STOCKS — 98.28%	Shares	Fair Value
Cayman Islands — 2.42%
Consumer Discretionary — 2.42%
SharkNinja, Inc.(a)	16,000	$2,588,320
Total Cayman Islands		2,588,320
Denmark — 1.58%
Materials — 1.58%
Novozymes A/S, Class B	25,904	1,686,414
Total Denmark		1,686,414
France — 10.84%
Consumer Staples — 3.16%
Danone	30,000	2,336,602
L’Oreal SA	2,332	1,040,913
		3,377,515
Health Care — 1.77%
EssilorLuxottica SA	10,000	1,892,375
Industrials — 5.91%
Nexans SA	17,500	2,660,630
Schneider Electric SE	10,925	3,649,648
		6,310,278
Total France		11,580,168
Germany — 1.59%
Health Care — 1.59%
Siemens Healthineers AG	40,000	1,700,773
Total Germany		1,700,773
Norway — 1.24%
Industrials — 1.24%
TOMRA Systems ASA	119,382	1,320,015
Total Norway		1,320,015
United Kingdom — 4.63%
Consumer Staples — 3.17%
Unilever PLC - ADR	53,444	3,388,884
Technology — 1.46%
ARM Holdings PLC - ADR(a)	6,500	1,557,985

Total United Kingdom		4,946,869

See accompanying notes which are an integral part of these financial statements.

1

Reynders, McVeigh Core Equity Fund
Schedule of Investments (continued)
July 31, 2026 (Unaudited)

COMMON STOCKS — 98.28% - continued	Shares	Fair Value
United States — 75.98%
Communications — 5.80%
Alphabet, Inc., Class A	12,500	$4,451,625
T-Mobile US, Inc.	10,150	1,753,007
		6,204,632
Consumer Discretionary — 6.37%
Airbnb, Inc., Class A(a)	13,000	1,969,760
Home Depot, Inc. (The)	5,500	1,825,780
Interface, Inc.	70,000	2,398,200
Rivian Automotive, Inc., Class A(a)	40,000	608,800
		6,802,540
Financials — 5.37%
MasterCard, Inc., Class A	4,634	2,655,745
Rocket Companies, Inc., Class A(a)	150,000	1,935,000
SoFi Technologies, Inc.(a)	70,000	1,141,700
		5,732,445
Health Care — 6.99%
Abbott Laboratories	23,912	2,527,498
Danaher Corp.	7,099	1,384,163
Stryker Corp.	6,500	2,117,050
Vertex Pharmaceuticals, Inc.(a)	3,000	1,431,300
		7,460,011
Industrials — 16.41%
Carrier Global Corp.	49,100	3,034,871
Nextpower, Inc., Class A(a)	18,000	1,617,660
Rockwell Automation, Inc.	8,101	3,889,128
UL Solutions, Inc., Class A	45,500	4,169,620
Veralto Corp.	20,766	1,955,534
Xylem, Inc.	24,433	2,857,928
		17,524,741
Materials — 3.70%
Crown Holdings, Inc.	23,000	2,710,550
Sensient Technologies Corp.	10,000	1,236,700
		3,947,250

See accompanying notes which are an integral part of these financial statements.

2

Reynders, McVeigh Core Equity Fund
Schedule of Investments (continued)
July 31, 2026 (Unaudited)

COMMON STOCKS — 98.28% - continued	Shares	Fair Value
Technology — 31.34%
Analog Devices, Inc.	9,044	$3,322,856
Apple, Inc.	15,935	4,922,481
Applied Materials, Inc.	7,300	3,705,991
Broadcom, Inc.	7,000	2,724,960
Broadridge Financial Solutions, Inc.	11,000	1,693,450
Cloudflare, Inc., Class A(a)	5,750	1,604,135
Enovix Corp.(a)	85,714	350,570
International Business Machines Corp.	9,050	2,024,033
Microsoft Corp.	11,775	5,472,078
Nvidia Corp.	27,640	5,548,730
Salesforce, Inc.	11,500	2,116,230
		33,485,514
Total United States		81,157,133

Total Common Stocks (Cost $69,021,081)		104,979,692

CERTIFICATES OF DEPOSIT — 0.09%	Principal Amount
Hope Federal Credit Union, 4.15%, 7/27/2027	$50,000	50,008
Walden Mutual Bank, 3.32%, 8/21/2026	50,000	49,980

Total Certificates of Deposit (Cost $100,000)		99,988
Total Investments — 98.37%
(Cost $69,121,081)		105,079,680
Other Assets in Excess of Liabilities — 1.63%		1,740,085
NET ASSETS — 100.00%		$106,819,765

(a)	Non-income producing security.

ADR - American Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

3

Reynders, McVeigh Core Equity Fund
Statement of Assets and Liabilities
July 31, 2026 (Unaudited)

Assets
Investments in securities at fair value (cost $69,121,081)	$105,079,680
Cash and cash equivalents	1,645,638
Foreign Currency	2,789
Receivable for fund shares sold	23,991
Dividends and interest receivable	37,606
Tax reclaims receivable	103,303
Prepaid expenses	19,764
Total Assets	106,912,771
Liabilities
Payable for fund shares redeemed	1,000
Payable to Adviser	56,316
Payable to Administrator	15,864
Payable to Auditor	8,044
Payable to Trustees	341
Other accrued expenses	11,441
Total Liabilities	93,006
Net Assets	$106,819,765
Net Assets consist of:
Paid-in capital	$68,130,146
Accumulated earnings	38,689,619
Net Assets	$106,819,765
Institutional Shares:
Shares outstanding (unlimited number of shares authorized, no par value)	4,938,214
Net asset value, offering and redemption price per share	$21.63

See accompanying notes which are an integral part of these financial statements.

4

Reynders, McVeigh Core Equity Fund
Statement of Operations
For the Six Months Ended July 31, 2026 (Unaudited)

Investment Income:
Dividend income (net of foreign taxes withheld of $52,975)	$649,099
Interest income	34,474
Total investment income	683,573
Expenses:
Investment Adviser	380,384
Administration	53,300
Fund accounting	24,877
Registration	11,885
Legal	10,414
Compliance services	9,956
Custodian	9,886
Trustee	9,332
Audit and tax preparation	8,430
Transfer agent	7,751
Report printing	6,244
Pricing	1,184
Miscellaneous	17,831
Total expenses	551,474
Fees contractually waived by Adviser	(69,583)
Net operating expenses	481,891
Net investment income	201,682
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain on investment securities transactions	2,265,335
Net realized loss on foreign currency translations	(15,876)
Net change in unrealized depreciation of investment securities and foreign currency translations	(22,488)
Net realized and change in unrealized gain on investments	2,226,971
Net increase in net assets resulting from operations	$2,428,653

See accompanying notes which are an integral part of these financial statements.

5

Reynders, McVeigh Core Equity Fund
Statements of Changes in Net Assets

	For the Six	For the
	Months	Year Ended
	Ended July	January 31,
	31, 2026	2026
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$201,682	$107,374
Net realized gain on investment securities transactions and foreign currency translations	2,249,459	4,162,060
Net change in unrealized appreciation (depreciation) of investment securities and foreign currency translations	(22,488)	8,379,677
Net increase in net assets resulting from operations	2,428,653	12,649,111
Distributions to Shareholders from Earnings:
Institutional Shares	—	(5,027,335)
Total distributions	—	(5,027,335)
Capital Transactions - Institutional Shares
Proceeds from shares sold	6,033,029	11,891,933
Reinvestment of distributions	—	5,012,555
Amount paid for shares redeemed	(2,814,718)	(10,311,838)
Net increase in net assets resulting from capital transactions	3,218,311	6,592,650
Total Increase in Net Assets	5,646,964	14,214,426
Net Assets
Beginning of period	101,172,801	86,958,375
End of period	$106,819,765	$101,172,801
Share Transactions - Institutional Shares
Shares sold	293,583	573,886
Shares issued in reinvestment of distributions	—	238,466
Shares redeemed	(134,610)	(504,842)
Net increase in shares outstanding	158,973	307,510

See accompanying notes which are an integral part of these financial statements.

6

Reynders, McVeigh Core Equity Fund - Institutional Shares
Financial Highlights
(For a share outstanding during each period)

	For the Six
	Months		For the	For the	For the	For the	For the
	Ended July		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	31, 2026		January 31,	January 31,	January 31,	January 31,	January 31,
	(Unaudited)		2026	2025	2024	2023	2022
Selected Per Share Data:
Net asset value, beginning of period	$21.17		$19.45	$16.51	$15.07	$16.80	$16.91
Investment operations:
Net investment income	0.04		0.03	0.05	0.08	0.08	—	(a)
Net realized and unrealized gain (loss) on investments	0.42		2.79	3.19	1.44	(1.67)	0.67
Total from investment operations	0.46		2.82	3.24	1.52	(1.59)	0.67
Less distributions to shareholders from:
Net investment income	—		(0.11)	(0.11)	(0.08)	(0.03)	—
Net realized gains	—		(0.99)	(0.19)	—	(0.11)	(0.78)
Total distributions	—		(1.10)	(0.30)	(0.08)	(0.14)	(0.78)
Net asset value, end of period	$21.63		$21.17	$19.45	$16.51	$15.07	$16.80
Total Return(b)	2.17	% (c)	14.50%	19.65%	10.09%	(9.44)%	3.56%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$106,820		$101,173	$86,958	$70,419	$58,340	$54,743
Ratio of net expenses to average net assets	0.95	% (d)	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of expenses to average net assets before waiver	1.09	% (d)	1.10%	1.12%	1.17%	1.23%	1.25%
Ratio of net investment income to average net assets	0.40	% (d)	0.12%	0.27%	0.54%	0.56%	—	% (e)
Portfolio turnover rate	16	% (c)	16%	25%	19%	11%	13%

(a)	Rounds to less than $0.005 per share.

(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	Annualized.

(e)	Amount is less than 0.005%.

See accompanying notes which are an integral part of these financial statements.

7

Reynders, McVeigh Core Equity Fund
Notes to the Financial Statements
July 31, 2026 (Unaudited)

NOTE 1. ORGANIZATION

The Reynders, McVeigh Core Equity Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified series of Capitol Series Trust (the “Trust”) on September 19, 2018. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 18, 2013, as amended November 18, 2021 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment adviser is Reynders, McVeigh Capital Management, LLC (the “Adviser”). The investment objective of the Fund is to seek capital preservation and long-term capital growth.

The Fund currently offers one class of shares, Institutional Shares. The Fund commenced operations on March 29, 2019. Each share represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Board.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies”, including Accounting Standard Update 2013-08. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Segment Reporting – The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosure only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s CODM is the President and Principal Executive Officer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored

8

Reynders, McVeigh Core Equity Fund
Notes to the Financial Statements (continued)
July 31, 2026 (Unaudited)

and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Foreign Currency Translation – The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the unrealized gain or loss from investments.

Cash and Cash Equivalents – Idle cash may be swept into various interest bearing overnight demand deposits and is classified as a cash equivalent on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed the Federal Deposit Insurance Corporation (FDIC) limit of $250,000. Amounts swept overnight are available on the next business day.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.

The Fund recognizes tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.

9

Reynders, McVeigh Core Equity Fund
Notes to the Financial Statements (continued)
July 31, 2026 (Unaudited)

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds of the Trust based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. The calendar year-end classification of distributions received from real estate investment trusts (REITs), which may include return of capital, during the fiscal year are reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available. Income or loss from limited partnerships is reclassified among the components of net assets upon receipt of the underlying K-1. Withholding taxes on foreign dividends, if any, have been recorded for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

10

Reynders, McVeigh Core Equity Fund
Notes to the Financial Statements (continued)
July 31, 2026 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

11

Reynders, McVeigh Core Equity Fund
Notes to the Financial Statements (continued)
July 31, 2026 (Unaudited)

In computing the NAV of the Fund, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Board approved policies, the Fund relies on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds, exchange-traded notes, closed-end funds and preferred stocks, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by Nasdaq are valued at the Nasdaq Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price, and will be classified as a Level 2 security. When using market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the pricing service of the funds and are generally categorized as Level 1 securities. Debt securities are valued using evaluated prices furnished by a pricing vendor selected by the Board and are generally classified as Level 2 securities. Certificates of Deposit are valued using evaluated mean prices furnished by a pricing vendor selected by the Board and are generally classified as Level 2 securities.

In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser as “valuation designee” under the oversight of the Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

In accordance with the Trust’s Portfolio Valuation Procedures, the Adviser, as Valuation Designee, is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued pursuant to the Trust’s Fair Value Guidelines would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to

12

Reynders, McVeigh Core Equity Fund
Notes to the Financial Statements (continued)
July 31, 2026 (Unaudited)

debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in accordance with the Trust’s Portfolio Valuation Procedures, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or other data calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2026:

		Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$104,979,692	$—	$—	$104,979,692
Certificates of Deposit	—	99,988	—	99,988
Total	$104,979,692	$99,988	$—	$105,079,680

(a)	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments during or at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Under the terms of the investment advisory agreement (the “Agreement”), the Adviser manages the Fund’s investments subject to approval of the Board. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.75% of the Fund’s average daily net assets. For the six months ended July 31, 2026, the Adviser earned fees of $380,384 from the Fund. At July 31, 2026, the Fund owed the Adviser $56,316.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business; (v) dividend expenses on short sales; and (vi) indirect expenses such as acquired fund fees and expenses) do not exceed 0.95% of the Fund’s Institutional Shares average daily net assets through May 31, 2027 (“Expense Limitation”). During any fiscal year that the Agreement between the Adviser and the Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement took effect and provided further that such recoupment can be

13

Reynders, McVeigh Core Equity Fund
Notes to the Financial Statements (continued)
July 31, 2026 (Unaudited)

achieved within the Expense Limitation currently in effect and the Expense Limitation in place when the waiver/reimbursement occurred. This expense cap agreement may be terminated by the Board at any time. As of July 31, 2026, the Adviser may seek repayment of investment advisory fee waivers and expense reimbursements in the amount as follows:

Recoverable Through
January 31, 2027	$77,881
January 31, 2028	144,341
January 31, 2029	143,535
July 31, 2029	69,583

The Trust retains Ultimus Fund Solutions, LLC (the “Administrator”) to provide the Fund with administration, fund accounting, and transfer agent services, including all regulatory reporting. Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of the Administrator, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust.

The Board supervises the business activities of the Trust. Each Trustee serves as a Trustee for the lifetime of the Trust or until the earlier of his or her required retirement as a Trustee at age 78 (which may be extended for up to two years in an emeritus capacity at the pleasure and request of the Board), or until he/she dies, resigns, or is removed, whichever is sooner. “Independent Trustees”, meaning those Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act, as amended, have each received an annual retainer of $2,000 per Fund and $500 per Fund for each quarterly Board meeting. The Trust also reimburses Trustees for out-of-pocket expense incurred in conjunction with attendance at Board meetings. Effective April 1, 2026, the annual retainer increased from $2,000 per Fund to $2,200 per Fund and from $500 to $525 per Fund for each quarterly Board meeting.

Officers of the Trust are employees of the Administrator or NLCS and such persons are not paid by the Fund for serving in such capacities.

Ultimus Fund Distributors, LLC (the “Distributor”) acts as the principal distributor of the Fund’s shares. The Distributor is a wholly-owned subsidiary of the Administrator. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended July 31, 2026, purchases and sales of investment securities, other than short-term investments, were $18,449,688 and $15,872,709, respectively.

There were no long-term purchases or sales of long-term U.S. government obligations during the six months ended July 31, 2026.

14

Reynders, McVeigh Core Equity Fund
Notes to the Financial Statements (continued)
July 31, 2026 (Unaudited)

NOTE 6. FEDERAL TAX INFORMATION

At July 31, 2026, the net unrealized appreciation (depreciation) and tax cost of investments, including foreign currency translations, for tax purposes was as follows:

Gross unrealized appreciation	$38,793,120
Gross unrealized depreciation	(2,943,416)
Net unrealized appreciation/(depreciation) on investments	$35,849,704
Tax cost of investments	$69,229,976

The differences between book-basis and tax-basis of unrealized appreciation (depreciation) are primarily attributable to the tax deferral of losses on wash sales and passive foreign investment companies.

The tax character of distributions paid for the fiscal year ended January 31, 2026, the Fund’s most recent fiscal year end, was as follows:

Distributions paid from:
Ordinary income(a)	$883,591
Long-term capital gains	4,143,744
Total distributions paid	$5,027,335

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At January 31, 2026, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed long-term capital gains	766,949
Accumulated capital and other losses	(381,283)
Unrealized appreciation on investments	35,875,300
Total accumulated earnings	$36,260,966

Certain capital losses and specified gains realized after October 31, and net investment losses realized after December 31 of the Fund’s fiscal year may be deferred and treated as occurring on the first business day of the Fund’s following taxable year. For the tax period ended January 31, 2026, the Fund deferred qualified late year ordinary losses in the amount of $381,283.

The Fund adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which is intended to enhance transparency and decision usefulness of income tax disclosures including additional detail related to rate reconciliation and income taxes paid during the reporting period. For the six

15

Reynders, McVeigh Core Equity Fund
Notes to the Financial Statements (continued)
July 31, 2026 (Unaudited)

months ended July 31, 2026, federal, state or local income taxes or any income taxes in foreign jurisdictions paid by the Fund were immaterial.

NOTE 7. SECTOR RISK

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in a Fund and increase the volatility of a Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of a Fund’s portfolio will be adversely affected. As of July 31, 2026, the Fund had 32.81% of the value of its net assets invested in stocks within the Technology sector.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

16

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

Not applicable.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

17

Fairlead Tactical Sector ETF (TACK)

NYSE Arca, Inc.

Semi-Annual Financial Statements

and Additional Information

July 31, 2026

Fund Adviser:
Cary Street Partners Asset Management LLC
901 East Byrd Street, Suite 1001
Richmond, VA 23219
(877) 865-9549

Fairlead Tactical Sector ETF
Schedule of Investments
July 31, 2026 (Unaudited)

EXCHANGE-TRADED FUNDS — 99.64%	Shares	Fair Value
Consumer Staples Select Sector SPDR® Fund	439,712	$37,397,506
Energy Select Sector SPDR® Fund	695,135	41,395,288
Health Care Select Sector SPDR® ETF	227,883	37,042,382
Industrial Select Sector SPDR® Fund	202,015	36,330,378
Materials Select Sector SPDR® Fund	722,237	36,422,412
Real Estate Select Sector SPDR® ETF	835,237	37,644,131
Technology Select Sector SPDR® ETF	193,798	33,982,479
Utilities Select Sector SPDR® Fund	820,690	36,397,602

Total Exchange-Traded Funds (Cost $276,271,765)		296,612,178

Total Investments — 99.64% (Cost $276,271,765)		296,612,178
Other Assets in Excess of Liabilities — 0.36%		1,076,730
NET ASSETS — 100.00%		$297,688,908

ETF - Exchange-Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

1

Fairlead Tactical Sector ETF
Statement of Assets and Liabilities
July 31, 2026 (Unaudited)

Assets
Investments in securities, at fair value (cost $276,271,765)	$296,612,178
Cash	1,182,982
Receivable for fund shares sold	35,470
Dividends receivable	2,973
Total Assets	297,833,603
Liabilities
Payable to Adviser	144,695
Total Liabilities	144,695
Net Assets	$297,688,908
Net Assets consist of:
Paid-in capital	274,518,099
Accumulated earnings	23,170,809
Net Assets	$297,688,908
Shares outstanding (unlimited number of shares authorized, no par value)	9,360,000
Net asset value per share	$31.80

See accompanying notes which are an integral part of these financial statements.

2

Fairlead Tactical Sector ETF
Statement of Operations
For the Six Months Ended July 31, 2026 (Unaudited)

Investment Income
Dividend income	$2,781,717
Total investment income	2,781,717
Expenses
Adviser	815,583
Total expenses	815,583
Net investment income	1,966,134
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	22,379,241
Change in unrealized depreciation on:
Investment securities	(12,553,485)
Net realized and change in unrealized gain (loss) on investment securities	9,825,756
Net increase in net assets resulting from operations	$11,791,890

See accompanying notes which are an integral part of these financial statements.

3

Fairlead Tactical Sector ETF
Statements of Changes in Net Assets

	For the Six	For the
	Months	Year Ended
	Ended July	January 31,
	31, 2026	2026
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$1,966,134	$3,084,540
Net realized gain on investment securities	22,379,241	25,446,649
Change in unrealized depreciation on investment securities	(12,553,485)	(375,587)
Net increase in net assets resulting from operations	11,791,890	28,155,602
Distributions to Shareholders	(2,003,477)	(3,141,918)
Capital Transactions
Proceeds from shares sold	138,936,152	222,186,311
Amount paid for shares redeemed	(122,831,180)	(196,069,650)
Net increase in net assets resulting from capital transactions	16,104,972	26,116,661
Total Increase in Net Assets	25,893,385	51,130,345
Net Assets
Beginning of period	271,795,523	220,665,178
End of period	$297,688,908	$271,795,523
Share Transactions
Shares sold	4,490,000	7,880,000
Shares redeemed	(3,980,000)	(6,850,000)
Net increase in shares outstanding	510,000	1,030,000

See accompanying notes which are an integral part of these financial statements.

4

Fairlead Tactical Sector ETF
Financial Highlights
(For a share outstanding during the period)

	For the Six					For the
	Months		For the	For the	For the	Period
	Ended July		Year Ended	Year Ended	Year Ended	Ended
	31, 2026		January 31,	January 31,	January 31,	January 31,
	(Unaudited)		2026	2025	2024	2023(a)
Selected Per Share Data:
Net asset value, beginning of period	$30.71		$28.22	$24.86	$24.33	$25.00
Investment operations:
Net investment income	0.22		0.36	0.34	0.34	0.21
Net realized and unrealized gain (loss) on investments	1.09		2.49	3.36	0.51	(0.67)
Total from investment operations	1.31		2.85	3.70	0.85	(0.46)
Less distributions to shareholders from:
Net investment income	(0.22)		(0.36)	(0.34)	(0.32)	(0.21)
Total distributions	(0.22)		(0.36)	(0.34)	(0.32)	(0.21)
Net asset value, end of period	$31.80		$30.71	$28.22	$24.86	$24.33
Market price, end of period	$31.83		$30.71	$28.22	$24.86	$24.48
Total Return(b)	4.30	% (c)	10.16%	14.94%	3.56%	(1.80	%) (c)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$297,689		$271,796	$220,665	$208,368	$213,875
Ratio of net expenses to average net assets	0.59	% (d)	0.59%	0.59%	0.59%	0.59	% (d)
Ratio of net investment income to average net assets(e)	1.42	% (d)	1.21%	1.25%	1.43%	1.22	% (d)
Portfolio turnover rate(f)	56	% (c)	38%	59%	81%	68	% (c)

(a)	For the period March 22, 2022 (commencement of operations) to January 31, 2023.

(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(c)	Not annualized.

(d)	Annualized.

(e)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange-traded funds in which the Fund invests.

(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes which are an integral part of these financial statements.

5

Fairlead Tactical Sector ETF
Notes to the Financial Statements
July 31, 2026 (Unaudited)

NOTE 1. ORGANIZATION

Fairlead Tactical Sector ETF (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified series of Capitol Series Trust (the “Trust”) on December 9, 2021. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 18, 2013, as amended and restated November 18, 2021 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment adviser is Cary Street Partners Asset Management LLC (the “Adviser”). The Fund’s subadviser is Fairlead Strategies, LLC (the “Subadviser” or “Fairlead”). The Subadviser is primarily responsible for the day-to-day portfolio management of the Fund. The investment objective of the Fund is capital appreciation with limited drawdowns.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies”, including Accounting Standard Update 2013-08. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Segment Reporting – The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosure only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s CODM is the President and Principal Executive Officer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

6

Fairlead Tactical Sector ETF
Notes to the Financial Statements (continued)
July 31, 2026 (Unaudited)

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

The Fund recognizes tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the interim tax period since inception, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board). The Adviser has agreed to pay all regular and recurring expenses of the Fund under terms of the management agreement.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income and long-term capital gains from investment companies are recorded on the ex-dividend date.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income, if any, at least quarterly. The Fund intends to distribute its net realized long-term and short-term capital gains, if any, annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to

7

Fairlead Tactical Sector ETF
Notes to the Financial Statements (continued)
July 31, 2026 (Unaudited)

shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

8

Fairlead Tactical Sector ETF
Notes to the Financial Statements (continued)
July 31, 2026 (Unaudited)

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at the mean between the most recent quoted bid and ask prices. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser as “Valuation Designee” under the oversight of the Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

In accordance with the Trust’s Portfolio Valuation Procedures, the Adviser, as Valuation Designee, is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued pursuant to the Trust’s Fair Value Guidelines would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted

9

Fairlead Tactical Sector ETF
Notes to the Financial Statements (continued)
July 31, 2026 (Unaudited)

if, in accordance with the Trust’s Portfolio Valuation Procedures, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or other data calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2026:

		Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$296,612,178	$—	$—	$296,612,178
Total	$296,612,178	$—	$—	$296,612,178

The Fund did not hold any investments during or at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the management agreement with the Trust with respect to the Fund (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.59% of the Fund’s average daily net assets. Pursuant to its Agreement, the Adviser pays all other expenses of the Fund (other than acquired fund fees and expenses, taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses, costs of borrowing money, including interest expenses and extraordinary expenses (such as litigation and indemnification expenses)). For the six months ended July 31, 2026, the Adviser earned a fee of $815,583 from the Fund. At July 31, 2026, the Fund owed the Adviser $144,695.

The Adviser’s parent company and 100% owner, Cary Street Partners Financial LLC (“CSPF”) entered into an agreement in 2025 to sell a majority ownership interest in CSPF to private equity funds managed by CIVC Partners, LP (“CIVC”). CIVC is a Chicago-based institutional investment firm that focuses on investing in middle-market companies. The transaction was consummated on May 30, 2025 when CIVC invested in CSPF through parallel investment vehicles of CIVC Partners Fund VII, a private equity fund for which CIVC and its affiliate serve as the general partner and investment manager. When the transaction was consummated, CIVC Partners Fund VII assumed voting control of, and an approximately 60% indirect ownership in, the Adviser. Fund Shareholders approved a new

10

Fairlead Tactical Sector ETF
Notes to the Financial Statements (continued)
July 31, 2026 (Unaudited)

advisory contract between the Fund and CSPF with its reconstituted ownership structure, as well as a new subadvisory agreement between CSPF and Fairlead Strategies LLC the Fund’s Subadviser, at a meeting of shareholders that took place on August 27, 2025.

Ultimus Fund Solutions, LLC (the “Administrator”) provides administration and fund accounting services to the Fund. The Adviser pays the Administrator fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of the Administrator, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Adviser, which are approved annually by the Board.

The Board supervises the business activities of the Trust. Each Trustee serves as a Trustee for the lifetime of the Trust or until the earlier of his or her required retirement as a Trustee at age 78 (which may be extended for up to two years in an emeritus non-voting capacity at the pleasure and request of the Board), or until he/she dies, resigns, or is removed, whichever is sooner. “Independent Trustees”, meaning those Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act, as amended, have each received an annual retainer of $2,000 per Fund and $500 per Fund for each quarterly Board meeting. The Adviser pays the Independent Trustees their annual retainer and quarterly Board meeting fees and also reimburses Trustees for out-of-pocket expense incurred in conjunction with attendance at Board meetings. Effective April 1, 2026, the annual retainer increased from $2,000 per Fund to $2,200 per Fund and from $500 to $525 per Fund for each quarterly Board meeting.

Officers of the Trust are employees of the Administrator or NLCS and such persons are not paid by the Adviser for serving in such capacities.

Northern Lights Distributors, LLC (the “Distributor”) acts as the principal distributor of the Fund’s shares. The Distributor is an affiliate of the Administrator. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

NOTE 5. INVESTMENT TRANSACTIONS

For the six months ended July 31, 2026, purchases and sales of investment securities, other than short-term investments, were $251,646,791 and $156,878,382, respectively.

For the six months ended July 31, 2026, purchases and sales for in-kind transactions were $44,390,413 and $123,107,470, respectively.

11

Fairlead Tactical Sector ETF
Notes to the Financial Statements (continued)
July 31, 2026 (Unaudited)

For the six months ended July 31, 2026, the Fund had in-kind net realized gains of $23,849,288.

There were no purchases or sales of long-term U.S. government obligations during the six months ended July 31, 2026.

NOTE 6. CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units”. Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 10,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge”, and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statement of Changes in Net Assets. For the six months ended July 31, 2026, the Fund received $5,800 and $0 in Fixed Fees and Variable Charges, respectively. The Transaction Fees for the Fund are listed in the table below:

Variable
Fixed Fee	Charge
$200	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

12

Fairlead Tactical Sector ETF
Notes to the Financial Statements (continued)
July 31, 2026 (Unaudited)

NOTE 7. FEDERAL TAX INFORMATION

At July 31, 2026, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Gross unrealized appreciation	$21,338,674
Gross unrealized depreciation	(991,806)
Net unrealized appreciation on investments	$20,346,868
Tax cost of investments	$276,265,310

The differences between book-basis and tax-basis of unrealized appreciation (depreciation) are primarily attributable to investment in grantor trust.

The tax character of distributions paid for the fiscal year ended January 31, 2026, the Fund’s most recent fiscal year end, was as follows:

Distributions paid from:
Ordinary income(a)	$3,141,918
Total distributions paid	$3,141,918

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At January 31, 2026, the components of accumulated earnings (deficit) on a tax basis were as follows:

Accumulated capital and other losses	$(19,517,957)
Unrealized appreciation on investments	32,900,353
Total accumulated earnings	$13,382,396

As of January 31, 2026, the Fund had long-term capital loss carryforwards of $4,063,717 and short-term capital loss carryforwards of $15,319,170, respectively. These capital loss carryforwards, which do not expire, may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

Certain capital losses and specified gains realized after October 31, and net investment losses realized after December 31 of the Fund’s fiscal year may be deferred and treated as occurring on the first business day of the Fund’s following taxable year. For the tax period ended January 31, 2026, the Fund deferred qualified late year ordinary losses in the amount of $135,070.

The Fund adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which is intended to enhance transparency and decision usefulness of income tax disclosures including additional detail related to rate

13

Fairlead Tactical Sector ETF
Notes to the Financial Statements (continued)
July 31, 2026 (Unaudited)

reconciliation and income taxes paid during the reporting period. For the six months ended July 31, 2026, there were no federal, state or local income taxes or any income taxes in foreign jurisdictions paid by the Fund.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure except as noted below.

At a meeting held on June 17, 2026, the Board of the Trust approved an Agreement and Plan of Reorganization (the “Reorganization”) of the Fund into the Amplify Fairlead Tactical Sector ETF, a newly created series of Amplify ETF Trust (the “Acquiring Fund”), whereby the Acquiring Fund will acquire the assets and assume the liabilities of the Fund. Amplify Investments LLC will serve as the adviser of the Acquiring Fund following the Reorganization. Fairlead Strategies, LLC, (“Fairlead Strategies”) the Fund’s investment Subadviser, will serve as the Subadviser of the Acquiring Fund following the Reorganization. Katie Stockton, CMT®, the portfolio manager of the Fund, will serve as a portfolio manager of the Acquiring Fund and will be primarily responsible for the day-to-day portfolio management of the Acquiring Fund following the Reorganization. The Acquiring Fund will have the same investment objective and substantially similar principal investment strategies and principal risks as the Fund. The management fee and expense ratio of the Acquiring Fund are expected to be lower than those of the Fund.

The Reorganization will occur by transferring all of the assets and liabilities of the Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund. As a result, shareholders of the Fund will become shareholders of the Acquiring Fund and will receive shares of the Acquiring Fund with a value equal to the aggregate net asset value of their shares of the Fund held immediately prior to the Reorganization. The Reorganization is expected to be a tax-free transaction for federal income tax purposes. The Board of the Trust has determined

14

Fairlead Tactical Sector ETF
Notes to the Financial Statements (continued)
July 31, 2026 (Unaudited)

that the Reorganization is in the best interests of the Fund and its shareholders, and that the interests of the Fund’s shareholders will not be diluted as a result of the Reorganization.

The Reorganization is expected to occur in December 2026. Until the Reorganization is complete, Cary Street Partners Asset Management LLC will continue to manage the Fund and Fairlead Strategies will serve as the Subadviser to the Fund in the ordinary course of business and shares of the Fund will continue to trade on the NYSE Arca, Inc.

15

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

16

The Nightview Fund (NITE)
NYSE Arca, Inc.

Semi-Annual Financial Statements
and Additional Information
July 31, 2026

Fund Adviser:
Nightview Capital, LLC
(866) 666-7156

The Nightview Fund
Schedule of Investments
July 31, 2026 (Unaudited)

COMMON STOCKS — 99.46%	Shares	Fair Value
Communications — 6.09%
Netflix, Inc.(a)	15,758	$1,130,006
Space Exploration Technologies Corp., Class A(a)	7,000	758,590
		1,888,596
Consumer Discretionary — 32.62%
Amazon.com, Inc.(a)	10,619	2,883,908
Las Vegas Sands Corp.	26,539	1,297,492
MGM Resorts International(a)	31,486	1,403,331
Tesla, Inc.(a)	10,339	3,217,600
Wynn Resorts Ltd.	13,293	1,320,128
		10,122,459
Financials — 18.39%
BlackRock, Inc.	1,288	1,404,422
Charles Schwab Corp. (The)	14,599	1,536,399
Goldman Sachs Group, Inc. (The)	1,346	1,370,739
Morgan Stanley	6,637	1,396,558
		5,708,118
Industrials — 5.21%
Axon Enterprise, Inc.(a)	3,062	1,616,001

Technology — 33.34%
Advanced Micro Devices, Inc.(a)	2,602	1,238,942
Atlassian Corp. PLC, Class A(a)	12,832	1,296,224
Autodesk, Inc.(a)	5,609	1,313,628
Nvidia Corp.	13,876	2,785,607
Oracle Corp.	7,212	936,622
Salesforce, Inc.	7,553	1,389,904
ServiceNow, Inc.(a)	12,474	1,387,483
		10,348,410
Utilities — 3.81%
Brookfield Renewable Partners, L.P.	36,015	1,183,453
Total Common Stocks/ Investments — 99.46% (Cost $25,496,497)		30,867,037
Other Assets in Excess of Liabilities — 0.54%		168,480
NET ASSETS — 100.00%		$31,035,517

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

The Nightview Fund
Statement of Assets and Liabilities
July 31, 2026 (Unaudited)

Assets
Investments in securities, at fair value (cost $25,496,497)	$30,867,037
Cash	151,669
Dividends receivable	7,633
Receivable from Adviser	9,178
Total Assets	31,035,517

Net Assets	$31,035,517
Net Assets consist of:
Paid-in capital	24,026,094
Accumulated earnings	7,009,423
Net Assets	$31,035,517
Shares outstanding (unlimited number of shares authorized, no par value)	853,768
Net asset value per share	$36.35

See accompanying notes which are an integral part of these financial statements.

The Nightview Fund
Statement of Operations
For the Six Months ended July 31, 2026 (Unaudited)

Investment Income
Dividend income (net of foreign taxes withheld of $3,529)	$81,109
Total investment income	81,109

Expenses
Adviser	191,890
Total expenses	191,890
Net investment loss	(110,781)

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	3,208,856
Change in unrealized depreciation on:
Investment securities	(3,562,637)
Net realized and change in unrealized gain (loss) on investment securities	(353,781)
Net decrease in net assets resulting from operations	$(464,562)

See accompanying notes which are an integral part of these financial statements.

The Nightview Fund
Statements of Changes in Net Assets

	For the Six	For the
	Months	Year Ended
	Ended July	January 31,
	31, 2026	2026
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment loss	$(110,781)	$(91,134)
Net realized gain on investment securities	3,208,856	5,661,010
Change in unrealized depreciation on investment securities	(3,562,637)	(1,067,402)
Net increase (decrease) in net assets resulting from operations	(464,562)	4,502,474

Capital Transactions
Proceeds from shares sold	17,232,744	20,568,364
Amount paid for shares redeemed	(15,773,392)	(22,142,303)
Net increase (decrease) in net assets resulting from capital transactions	1,459,352	(1,573,939)
Total Increase in Net Assets	994,790	2,928,535

Net Assets
Beginning of period	30,040,727	27,112,192
End of period	$31,035,517	$30,040,727

Share Transactions
Shares sold	480,000	620,000
Shares redeemed	(440,000)	(670,000)
Net increase (decrease) in shares outstanding	40,000	(50,000)

See accompanying notes which are an integral part of these financial statements.

The Nightview Fund
Financial Highlights
(For a share outstanding during each period)

				For the
	For the		For the	Period
	Period		Year Ended	Ended
	Ended July		January 31,	January 31,
	31, 2026		2026	2025(a)
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$36.92		$31.39	$25.00
Investment operations:
Net investment loss	(0.13)		(0.11)	(0.09)
Net realized and unrealized gain (loss) on investments	(0.44)		5.64	6.48
Total from investment operations	(0.57)		5.53	6.39
Net asset value, end of period	$36.35		$36.92	$31.39
Market price, end of period	$36.40		$36.92	$31.38
Total Return(b)	(1.54	%) (c)	17.62%	25.56	% (c)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$31,036		$30,041	$27,112
Ratio of net expenses to average net assets	1.25	% (d)	1.25%	1.25	% (d)
Ratio of net investment loss to average net assets	(0.72	)% (d)	(0.34)%	(0.54	)% (d)
Portfolio turnover rate(e)	79	% (c)	124%	46	% (c)

(a)	For the period June 21, 2024 (commencement of operations) to January 31, 2025.

(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes which are an integral part of these financial statements.

The Nightview Fund

Notes to the Financial Statements

July 31, 2026 (Unaudited)

NOTE 1. ORGANIZATION

The Nightview Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified series of Capitol Series Trust (the “Trust”). The Fund commenced operations on June 21, 2024 through a transfer in-kind of assets, as described below. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 18, 2013, as amended November 18, 2021 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment adviser is Nightview Capital, LLC (the “Adviser”). The Fund’s trading sub-adviser is Exchange Traded Concepts, LLC (the “Trading Sub-Adviser” or “ETC”). The Trading Sub-Adviser is responsible for maintaining certain transaction and compliance related records of the Fund. The investment objective of the Fund is long-term capital appreciation with a goal of outperforming the S&P 500 Total Return Index over a rolling five-year period.

The Fund is the successor to a limited partnership, the Nightview Capital Fund, LP – Series B (formerly known as The Worm Capital Fund, LP – Series B) (the “Predecessor Fund”), which was organized on March 1, 2018. The Fund has substantially the same investment objectives and strategies as did the Predecessor Fund. Effective as of the close of business on June 21, 2024, all the assets, subject to the liabilities of the Predecessor Fund, were transferred to the Fund in exchange for 673,768 shares at a net asset value per share (“NAV”) of $25.00 of the Fund to the limited partners of the Predecessor Fund. The net assets contributed resulting from these tax-free transactions on the close of business June 21, 2024, after the reorganization, was $16,844,200, including net unrealized appreciation of $6,135,037 and investment cost of $10,606,173. For financial reporting purposes, assets received and shares issued were recorded at fair value; however, the cost basis of the investments received was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The Fund is non-diversified, which means it may invest a greater percentage of its assets in a limited number of issuers as compared to other mutual funds that are more broadly diversified. As a result, the Fund’s share price may be more volatile than the share price of some other mutual funds, and the poor performance of an individual holding in the Fund’s portfolio may have a significant negative impact on the Fund’s performance.

The Nightview Fund

Notes to the Financial Statements (continued)

July 31, 2026 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies”, including Accounting Standard Update 2013-08. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Segment Reporting – The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosure only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s CODM is the President and Principal Executive Officer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

The Nightview Fund

Notes to the Financial Statements (continued)

July 31, 2026 (Unaudited)

The Fund recognizes tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the interim tax period since inception, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board). The Adviser has agreed to pay all regular and recurring expenses of the Fund under terms of the management agreement.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income and long-term capital gains dividend from investments companies is recorded on the ex-dividend date.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income and net capital gains annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes

The Nightview Fund

Notes to the Financial Statements (continued)

July 31, 2026 (Unaudited)

a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at the mean between the most recent quoted bid and ask prices. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to

The Nightview Fund

Notes to the Financial Statements (continued)

July 31, 2026 (Unaudited)

market or other events, securities are valued in good faith by the Adviser as “Valuation Designee” under the oversight of the Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

In accordance with the Trust’s Portfolio Valuation Procedures, the Adviser, as Valuation Designee, is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued pursuant to the Trust’s Fair Value Guidelines would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in accordance with the Trust’s Portfolio Valuation Procedures, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or other data calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2026:

Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$30,867,037	$—	$—	$30,867,037
Total	$30,867,037	$—	$—	$30,867,037

(a)	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments during or at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

The Nightview Fund

Notes to the Financial Statements (continued)

July 31, 2026 (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the management agreement with the Trust with respect to the Fund (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.25% of the Fund’s average daily net assets. Pursuant to its Agreement, the Adviser pays all other expenses of the Fund (other than acquired fund fees and expenses, taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses, costs of borrowing money, including interest expenses and extraordinary expenses (such as litigation and indemnification expenses)). For the six months ended July 31, 2026, the Adviser earned a fee of $191,890 from the Fund.

Ultimus Fund Solutions, LLC (the “Administrator”) provides administration and fund accounting services to the Fund. The Adviser pays the Administrator fees in accordance with the agreements for such services.

Pursuant to a Referral Agreement dated November 29, 2023, between the Administrator and Exchange Traded Concepts, LLC, the sub-adviser of the Fund (“ETC”), ETC pays the Administrator a referral fee that is calculated as a percentage of its sub-advisory fee. During the six months ended July 31, 2026, ETC paid the Administrator a referral fee of $875.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of the Administrator, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Adviser, which are approved annually by the Board.

The Board supervises the business activities of the Trust. Each Trustee serves as a Trustee for the lifetime of the Trust or until the earlier of his or her required retirement as a Trustee at age 78 (which may be extended for up to two years in an emeritus non-voting capacity at the pleasure and request of the Board), or until he/she dies, resigns, or is removed, whichever is sooner. “Independent Trustees”, meaning those Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act, as amended, have each received an annual retainer of $2,000 per Fund and $500 per Fund for each quarterly Board meeting. The Adviser pays the Independent Trustees their annual retainer and quarterly Board meeting fees and also reimburses Trustees for out-of-pocket expense incurred in conjunction with attendance at Board meetings. Effective April 1, 2026, the

The Nightview Fund

Notes to the Financial Statements (continued)

July 31, 2026 (Unaudited)

annual retainer increased from $2,000 per Fund to $2,200 per Fund and from $500 to $525 per Fund for each quarterly Board meeting.

Officers of the Trust are employees of the Administrator or NLCS and such persons are not paid by the Adviser for serving in such capacities.

Northern Lights Distributors, LLC (the “Distributor”) acts as the principal distributor of the Fund’s shares. The Distributor is an affiliate of the Administrator. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

NOTE 5. INVESTMENT TRANSACTIONS

For the six months ended July 31, 2026, purchases and sales of investment securities, other than short-term investments, were $24,309,268 and $26,789,932, respectively.

For the six months ended July 31, 2026, purchases and sales for in-kind transactions were $17,190,045 and $13,460,600, respectively.

For the six months ended July 31, 2026, the Fund had in-kind net realized gains of $3,819,434.

There were no purchases or sales of long-term U.S. government obligations during the six months ended July 31, 2026.

NOTE 6. CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units”. Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 10,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of

The Nightview Fund

Notes to the Financial Statements (continued)

July 31, 2026 (Unaudited)

Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge”, and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statement of Changes in Net Assets. For the six months ended July 31, 2026, the Fund received $800 and $0 in Fixed Fees and Variable Charges, respectively. The Transaction Fees for the Fund are listed in the table below:

	Variable
Fixed Fee	Charge
$200	2.00	%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

NOTE 7. FEDERAL TAX INFORMATION

At July 31, 2026, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Gross unrealized appreciation	$6,246,246
Gross unrealized depreciation	(992,154)
Net unrealized appreciation on investments	$5,254,092
Tax cost of investments	$25,612,945

The differences between book-basis and tax-basis of unrealized appreciation (depreciation) are primarily attributable to the tax deferral of losses on wash sales.

At January 31, 2026, the components of accumulated earnings (deficit) on a tax basis were as follows:

Accumulated capital and other losses	$(1,342,744)
Unrealized appreciation on investments	8,816,729
Total accumulated earnings	$7,473,985

As of January 31, 2026, the Fund had long-term capital loss carryforwards of $1,327,858. These capital loss carryforwards, which do not expire, may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

Certain qualified late year ordinary losses incurred after October 31, and within the current taxable year, are deemed to arise on the first business day of the Funds following taxable year. For the tax year ended January 31, 2026, the Fund deferred post October qualified losses in the amount of $14,886.

The Nightview Fund

Notes to the Financial Statements (continued)

July 31, 2026 (Unaudited)

The Fund adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which is intended to enhance transparency and decision usefulness of income tax disclosures including additional detail related to rate reconciliation and income taxes paid during the reporting period. For the six months ended July 31, 2026, there were no federal, state or local income taxes or any income taxes in foreign jurisdictions paid by the Fund.

NOTE 8. SECTOR RISK

If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in a Fund and increase the volatility of a Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of July 31, 2026, the Fund had 33.34% and 32.62% of the value of its net assets invested in stocks within the Technology and Consumer Discretionary sectors, respectively.

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 10. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

Not applicable.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

At a quarterly meeting of the Board of Trustees of Capitol Series Trust (the “Trust”) on June 18, 2025 (the “Meeting”), the Trust’s Board of Trustees (the “Board”), consisting entirely of Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved for an additional one-year period the continuation of the Investment Advisory Agreement between the Trust and Nightview Capital LLC (“Nightview Capital”) (the “Investment Advisory Agreement”) with respect to The Nightview Fund (the “Fund”), an exchange-traded series of the Trust. The Board also considered and approved for an additional one-year period the continuation of the Trading Sub-Advisory Agreement (the “Trading Sub-Advisory Agreement”) between Nightview Capital and Exchange Traded Concepts, LLC (“ETC”) with respect to the Fund.

Prior to the Meeting, the Trustees received and considered information from Nightview Capital, ETC and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the approval of the continuation of the Investment Advisory Agreement and Trading Sub-Advisory Agreement for an additional one-year period. Such information included, but was not limited to: Nightview Capital’s response to counsel’s due diligence letter requesting information relevant to the approval of the continuation of the Investment Advisory Agreement, ETC’s response to counsel’s due diligence letter requesting information relevant to the approval of the continuation of the Trading Sub-Advisory Agreement and peer group expense and performance data provided by Broadridge for comparative purposes (collectively, the “Support Materials”). At various times, the Trustees reviewed the Support Materials with Nightview Capital, Trust management, and with counsel to the Independent Trustees. The completeness of the Support Materials provided by each of Nightview Capital and ETC, which included both responses and materials provided in response to initial and supplemental due diligence requests, was noted. Representatives from Nightview Capital met with the Trustees and provided further information, including but not limited to, the services provides to the Fund by Nightview Capital and ETC, respectively, the management fee for those services, the business strategy for the Fund, the ownership and financial condition of each firm, resources available to service the Fund, including compliance resources, other investment strategies managed by Nightview Capital and ETC, Fund performance and profitability. This information formed the primary, but not exclusive, basis for the Board’s determinations.

Before voting to approve the continuation of the Investment Advisory Agreement and Trading Sub-Advisory Agreement, respectively, for an additional one-year period, the Trustees reviewed the terms of the Investment Advisory Agreement and Trading Sub-Advisory Agreement and the Support

Additional Information (Unaudited) (continued)

Materials with Trust management and with counsel to the Independent Trustees. The Trustees also received a memorandum from counsel discussing the legal standards for their consideration of the continuation of the Investment Advisory Agreement and Trading Sub-Advisory Agreement, which memorandum described the various factors that the U.S. Securities and Exchange Commission (“SEC”) and U.S. Courts over the years have suggested would be appropriate for trustee consideration in the advisory agreement approval process, including the factors outlined in the case of Gartenberg v. Merrill Lynch Asset Management Inc., 694 F.2d 923, 928 (2d Cir. 1982); cert. denied sub. nom. and Andre v. Merrill Lynch Ready Assets Trust, Inc., 461 U.S. 906 (1983).

In determining whether to approve the continuation of the Investment Advisory Agreement and the Trading Sub-Advisory Agreement, the Trustees considered all factors they believed to be relevant with respect to the Fund, including the following: (1) the nature, extent, and quality of the services provided by Nightview Capital and ETC; (2) the cost of the services provided and the profits realized by Nightview Capital and ETC from services rendered to the Trust with respect to the Fund; (3) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (4) the extent to which economies of scale may be realized as the Fund grows and whether the advisory fee for the Fund reflects these economies of scale for the Fund’s benefit; and (5) other financial benefits to Nightview Capital and ETC resulting from services rendered to the Fund. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

After having received and reviewed the Support Materials, as well as the presentation of Nightview Capital and information provided on a quarterly basis since the Fund’s inception, and noting additional discussions with representatives of Nightview Capital that had occurred at various times during the Meeting and since the Fund’s inception, the Trustees determined that they had all of the information they deemed reasonably necessary to make an informed decision concerning the approval of the continuation of the Investment Advisory Agreement and the Trading Sub-Advisory Agreement for an additional one-year period. The Trustees discussed the facts and factors relevant to the approval of the Investment Advisory Agreement and Trading Sub-Advisory Agreement, which incorporated and reflected their knowledge of the services that Nightview Capital and ETC each provide to the Fund. The Trustees discussed Nightview Capital’s ownership structure and the profitability of the Fund, as well as the Adviser’s overall financial condition. The Trustees also discussed the potential for growth of assets in the Fund over time, and its competitors in the marketplace. The Trustees noted that the Support Materials contained Nightview Capital’s Equity Growth Performance Composite showing the historic gross performance of Nightview Capital’s equity growth accounts. The Trustees also noted that the Nightview Fund had a 125 basis point unitary fee and, therefore, did not have a breakout of the investment management fee. The Trustees also considered that because the Fund has a unitary fee structure, the cost of ETC’s services are borne by Nightview Capital, who is responsible for paying the Fund’s service providers. The Trustees noted that ETC provides a limited scope of services specific to trading activities, as set forth in the Trading Sub-Advisory Agreement. The Trustees further noted that the terms of the Trading Sub-Advisory Agreement do not allow ETC to have discretion over the Fund’s portfolio. The Trustees considered ETC’s experience in executing trades based upon best execution for other ETFs, ETC’s compliance structure and the firm’s financial condition, among other things. The material factors and conclusions that formed the basis of the Trustees’ determination to approve the continuation of the Investment Advisory Agreement and Trading Sub-Advisory Agreement are summarized below.

Additional Information (Unaudited) (continued)

Nature, Extent and Quality of Services Provided. The Trustees considered the scope of services that Nightview Capital provides under the Investment Advisory Agreement, noting that such services include but are not limited to the following: (1) obtaining and evaluating such information and advice relating to the economy, securities markets, and securities and other investments as it deems necessary or useful to discharge its duties under the Investment Advisory Agreement; (2) investing the Fund’s assets consistent with its investment objective and investment policies; (3) determining the portfolio securities to be purchased, sold or otherwise disposed of and the timing of such transactions; (4) voting all proxies with respect to the Fund’s portfolio securities; (5) maintaining the required books and records for transactions that Nightview Capital affects on behalf of the Fund; (6) selecting broker-dealers to execute orders on behalf of the Fund; (7) performing compliance services on behalf of the Fund; and (8) engaging in marketing activities to support the Fund’s growth. The Trustees considered Nightview Capital’s capitalization and its assets under management. The Trustees further considered the investment philosophy and investment industry experience of the portfolio managers, and noted the investment methodology Nightview Capital utilizes to manage the Fund’s portfolio in accordance with its investment strategy. The Trustees also considered the composite performance of Nightview Capital’s Growth Equity accounts.

The Trustees considered the Fund’s performance compared to peers in the Morningstar Large Growth category, as well as a custom peer group of actively managed ETFs with a focus on concentrated portfolios from the Morningstar Large Growth category, excluding fund of funds. The Trustees noted that the Fund outperformed its benchmark index, the S&P 500 Total Return Index, as well as the median performance of the Morningstar category and Broadridge custom peer group for the since inception (June 21, 2024) period ended March 31, 2025. The Trustees concluded that they were satisfied with the nature, extent, and quality of services that Nightview Capital provides to the Fund under the Investment Advisory Agreement.

The Trustees considered the scope of services that ETC provides under the Trading Sub-Advisory Agreement, noting that such services include but are not limited to the following: (1) placing orders with respect to transactions in securities or other assets held or to be acquired by the Fund; (2) selecting brokers or dealers for securities transactions using its best efforts to seek on behalf of the Fund the best execution and overall terms available; (3) maintaining the required books and records for transactions that it effects on behalf of the Fund; and (4) performing compliance services on behalf of the Fund. The Trustees considered ETC’s capitalization and its assets under management. The Trustees further considered the investment industry experience of ETC personnel. Based upon the foregoing, the Trustees concluded that they were satisfied with the nature, extent, and quality of services that ETC provides to the Fund under the Trading Sub-Advisory Agreement.

Cost of Advisory Services and Profitability. The Trustees considered the unitary fee that the Fund pays to Nightview Capital under the Investment Advisory Agreement, noting that Nightview Capital is obligated to pay all of the operating expenses of the Fund under such agreement. The Trustees also reviewed Nightview Capital’s profitability from the services that it renders to the Fund. The Trustees also considered Nightview Capital’s commitment with respect to the Fund and the growth of assets in the Fund over time. Finally, the Trustees reviewed Nightview Capital’s financial condition and fiscal health as it relates to the firm’s financial ability to provide contractually required services to the Fund.

Additional Information (Unaudited) (continued)

The Trustees considered the subadvisory fee that Nightview Capital pays to ETC under the Trading Sub-Advisory Agreement. While recognizing that it is difficult to compare advisory and subadvisory fees because the scope of services provided may vary from one investment adviser to another, or from one investment product to another, the Trustees concluded that the subadvisory fee paid to ETC by Nightview Capital on behalf of the Fund is reasonable.

Comparative Fee and Expense Data. The Trustees also reviewed and discussed with Nightview Capital the advisory fee and contractual expenses of the Fund as compared to those of other funds. The Trustees noted that the Fund’s management fee and unitary fee structure of 1.25% were among the highest compared to the average and median management fee, and the average and median gross and net expense ratios of its Morningstar category and Broadridge custom peer group. In this regard, the Trustees considered that the fee structure of the Fund was a unitary fee wherein Nightview Capital would be contractually obligated to pay all operating expenses of the Fund. While recognizing that it is difficult to compare management fees because the scope of advisory services provided and fee structures may vary from one investment adviser to another, the Trustees concluded that Nightview Capital’s management fee is reasonable at this time.

Economies of Scale. The Trustees considered whether the Fund may benefit from any economies of scale. They noted the structure of the subadvisory fee is based upon the Fund’s net assets, and that the subadvisory fee is reduced by 1 basis point when the Fund’s net assets grow to more than $1 billion. The Trustees noted that opportunities for economies of scale would be considered again as the assets of the Fund grow and concluded that no material economies exist at this time.

Other Benefits. The Trustees noted that Nightview Capital confirmed that the firm does not utilize soft dollar arrangements with respect to portfolio transactions in the Fund and does not anticipate the use of affiliated brokers to execute the Fund’s portfolio transactions. The Trustees noted that ETC had confirmed that there were no economic or other benefits to ETC associated with the selection or use of any particular providers for the Fund’s portfolio. The Trustees concluded that neither Nightview Capital nor ETC will receive any other material financial benefits from services rendered to the Fund.

Other Considerations. The Trustees also considered potential conflicts of interest for Nightview Capital. Based on the assurances from representatives of Nightview Capital, the Trustees concluded that no conflict of interest exists that could adversely impact the Fund.

Conclusions. Based upon the presentation of Nightview Capital to the Board and the Support Materials considered in connection with the approval of the continuation of the Investment Advisory Agreement and the Trading Sub-Advisory Agreement for an additional one-year period, the Board concluded that: (1) the overall arrangements between the Trust and Nightview Capital, as set forth in the Investment Advisory Agreement, are fair and reasonable in light of the services performed, the fees paid and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment; and (2) the overall arrangements between Nightview Capital and ETC, as set forth in the Trading Sub-Advisory Agreement, are fair and reasonable in light of the services performed, the sub-advisory fees paid and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)(1) Not Applicable – disclosed with annual report.

(a)(2) Not Applicable.

(a)(3) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(4) Not Applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Capitol Series Trust

By (Signature and Title)	/s/ Matthew J. Miller
Matthew J. Miller, President and Principal Executive Officer

Date	10/02/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Matthew J. Miller
Matthew J. Miller, President and Principal Executive Officer

Date	10/02/2026

By (Signature and Title)	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer and Principal Financial Officer

Date	10/02/2026